Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Aluminum-3.33%
Alcoa Corp.	76,807	$3,908,708
Commodity Chemicals-19.11%
AdvanSix, Inc.	38,952	1,530,424
Cabot Corp.(b)	34,525	2,563,826
Dow, Inc.	60,446	3,216,332
LyondellBasell Industries N.V., Class A	38,288	3,412,227
Olin Corp.	101,868	5,324,640
PureCycle Technologies, Inc.(c)	141,375	1,071,623
Valvoline, Inc.	51,702	1,665,838
Westlake Corp.(b)	37,558	3,655,896
		22,440,806
Diversified Chemicals-3.07%
Chemours Co. (The)	101,436	3,610,107
Diversified Metals & Mining-3.15%
Materion Corp.(b)	19,771	1,620,036
MP Materials Corp.(b)(c)	61,960	2,079,997
		3,700,033
Fertilizers & Agricultural Chemicals-17.25%
American Vanguard Corp.(b)	54,626	1,278,795
CF Industries Holdings, Inc.	36,531	3,488,346
Corteva, Inc.	69,751	4,014,170
FMC Corp.	47,493	5,276,472
Intrepid Potash, Inc.(b)(c)	45,902	2,093,131
Mosaic Co. (The)	78,138	4,114,747
		20,265,661
Forest Products-2.62%
Louisiana-Pacific Corp.	48,289	3,072,629
Gold-1.37%
Newmont Corp.	35,429	1,604,225
Industrial Gases-3.12%
Air Products and Chemicals, Inc.	14,773	3,667,102
Paper Packaging-3.39%
Avery Dennison Corp.	20,880	3,976,805
Paper Products-2.01%
Sylvamo Corp.(b)	60,058	2,356,676
Specialty Chemicals-17.05%
Albemarle Corp.	19,918	4,866,166
Avient Corp.	42,924	1,852,171
Celanese Corp.	29,347	3,448,566
Danimer Scientific, Inc.(b)(c)	322,331	1,489,169
Element Solutions, Inc.	80,789	1,596,391
	Shares	Value
Specialty Chemicals-(continued)
Livent Corp.(b)(c)	137,330	$3,418,144
Perimeter Solutions S.A.(b)(c)	97,093	1,121,424
RPM International, Inc.	24,743	2,236,767
		20,028,798
Steel-24.52%
ATI, Inc.(b)(c)	105,653	2,629,703
Carpenter Technology Corp.(b)	38,145	1,225,980
Cleveland-Cliffs, Inc.(b)(c)	199,439	3,532,065
Commercial Metals Co.(b)	63,956	2,533,937
Nucor Corp.	23,942	3,251,324
Reliance Steel & Aluminum Co.	20,911	3,978,318
Ryerson Holding Corp.	50,521	1,384,275
Steel Dynamics, Inc.	55,760	4,342,589
TimkenSteel Corp.(b)(c)	130,158	2,640,906
United States Steel Corp.(b)	138,864	3,284,133
		28,803,230
Total Common Stocks & Other Equity Interests (Cost $118,017,056)		117,434,780
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $176,541)	176,541	176,541
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $118,193,597)		117,611,321
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.53%
Invesco Private Government Fund, 1.77%(d)(e)(f)	6,420,557	6,420,557
Invesco Private Prime Fund, 1.89%(d)(e)(f)	16,510,004	16,510,004
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $22,930,847)		22,930,561
TOTAL INVESTMENTS IN SECURITIES-119.67% (Cost $141,124,444)		140,541,882
OTHER ASSETS LESS LIABILITIES-(19.67)%		(23,099,125)
NET ASSETS-100.00%		$117,442,757
See accompanying notes which are an integral part of this schedule.

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$273,111	$1,153,847	$(1,250,417)	$-	$-	$176,541	$585
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,705,723	26,746,554	(30,031,720)	-	-	6,420,557	22,085*
Invesco Private Prime Fund	22,636,353	57,082,374	(63,208,632)	(286)	195	16,510,004	63,243*
Total	$32,615,187	$84,982,775	$(94,490,769)	$(286)	$195	$23,107,102	$85,913

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Apparel Retail-5.43%
Caleres, Inc.	22,404	$556,067
Chico’s FAS, Inc.(b)	71,630	359,583
Designer Brands, Inc., Class A	39,726	573,246
		1,488,896
Apparel, Accessories & Luxury Goods-4.63%
Oxford Industries, Inc.	5,043	481,102
Tapestry, Inc.	23,460	788,960
		1,270,062
Auto Parts & Equipment-2.68%
American Axle & Manufacturing Holdings, Inc.(b)	29,872	266,159
Dana, Inc.	27,897	467,554
		733,713
Automotive Retail-18.98%
AutoNation, Inc.(b)	8,224	976,518
AutoZone, Inc.(b)	333	711,751
Murphy USA, Inc.	3,170	901,421
O’Reilly Automotive, Inc.(b)	2,894	2,036,189
Penske Automotive Group, Inc.(c)	5,055	578,747
		5,204,626
Broadcasting-1.89%
Nexstar Media Group, Inc., Class A	2,742	516,511
Cable & Satellite-2.41%
Cable One, Inc.(c)	480	660,806
Computer & Electronics Retail-2.34%
GameStop Corp., Class A(b)(c)	18,872	641,837
Consumer Electronics-1.10%
Vuzix Corp.(b)(c)	37,034	302,568
Department Stores-8.37%
Dillard’s, Inc., Class A	5,969	1,357,052
Macy’s, Inc.	53,097	937,162
		2,294,214
Distributors-7.14%
Funko, Inc., Class A(b)	19,020	498,514
Genuine Parts Co.	4,352	665,290
LKQ Corp.	14,481	794,138
		1,957,942
Diversified Support Services-1.47%
KAR Auction Services, Inc.(b)(c)	23,581	403,235
Footwear-1.30%
Steven Madden Ltd.	11,215	355,516
General Merchandise Stores-5.50%
Dollar General Corp.	2,834	704,051
Dollar Tree, Inc.(b)	4,851	802,161
		1,506,212
Health Care Distributors-5.04%
AmerisourceBergen Corp.	4,058	592,184
McKesson Corp.	2,312	789,733
		1,381,917
Health Care Services-2.21%
CVS Health Corp.	6,325	605,176
	Shares	Value
Home Furnishings-1.10%
Ethan Allen Interiors, Inc.	13,141	$302,112
Hotel & Resort REITs-2.26%
Host Hotels & Resorts, Inc.	34,726	618,470
Hotels, Resorts & Cruise Lines-3.73%
Marriott International, Inc., Class A	3,885	617,016
Wyndham Hotels & Resorts, Inc.	5,856	406,465
		1,023,481
Hypermarkets & Super Centers-3.25%
BJ’s Wholesale Club Holdings, Inc.(b)	13,167	891,406
Leisure Products-4.14%
Callaway Golf Co.(b)	21,610	495,949
Vista Outdoor, Inc.(b)(c)	21,238	639,264
		1,135,213
Movies & Entertainment-2.61%
Liberty Media Corp.-Liberty Formula One, Class A(b)	4,809	298,110
World Wrestling Entertainment, Inc., Class A	6,036	418,355
		716,465
Restaurants-5.83%
Domino’s Pizza, Inc.	4,074	1,597,456
Specialized REITs-1.52%
Lamar Advertising Co., Class A	4,130	417,378
Specialty Stores-5.09%
Tractor Supply Co.	3,992	764,388
Ulta Beauty, Inc.(b)	1,623	631,201
		1,395,589
Total Common Stocks & Other Equity Interests (Cost $26,862,419)		27,420,801
Money Market Funds-0.50%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $137,996)	137,996	137,996
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.52% (Cost $27,000,415)		27,558,797
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-7.76%
Invesco Private Government Fund, 1.77%(d)(e)(f)	595,961	595,961
Invesco Private Prime Fund, 1.89%(d)(e)(f)	1,532,471	1,532,471
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,128,371)		2,128,432
TOTAL INVESTMENTS IN SECURITIES-108.28% (Cost $29,128,786)		29,687,229
OTHER ASSETS LESS LIABILITIES-(8.28)%		(2,270,872)
NET ASSETS-100.00%		$27,416,357
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$140,012	$77,479	$(79,495)	$-	$-	$137,996	$353
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,359,112	6,477,145	(7,240,296)	-	-	595,961	4,190*
Invesco Private Prime Fund	3,168,189	13,675,536	(15,311,497)	61	182	1,532,471	11,926*
Total	$4,667,313	$20,230,160	$(22,631,288)	$61	$182	$2,266,428	$16,469

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Agricultural Products-9.05%
Archer-Daniels-Midland Co.	47,674	$3,945,977
Bunge Ltd.	38,466	3,551,566
Darling Ingredients, Inc.(b)	52,991	3,671,216
		11,168,759
Distillers & Vintners-6.24%
Constellation Brands, Inc., Class A	17,171	4,229,389
MGP Ingredients, Inc.(c)	33,036	3,474,726
		7,704,115
Education Services-5.93%
Laureate Education, Inc., Class A	298,260	3,531,398
Stride, Inc.(b)(c)	84,782	3,788,060
		7,319,458
Food Distributors-11.52%
Chefs’ Warehouse, Inc. (The)(b)(c)	87,047	3,012,697
SpartanNash Co.(c)	99,664	3,218,150
Sysco Corp.	49,014	4,161,289
US Foods Holding Corp.(b)	121,312	3,821,328
		14,213,464
Food Retail-10.90%
Albertsons Cos., Inc., Class A	134,841	3,620,481
Casey’s General Stores, Inc.	15,661	3,173,702
Ingles Markets, Inc., Class A	31,556	3,012,336
Kroger Co. (The)	78,553	3,648,001
		13,454,520
Household Products-5.77%
Procter & Gamble Co. (The)	27,406	3,806,967
Spectrum Brands Holdings, Inc.	47,538	3,305,793
		7,112,760
Packaged Foods & Meats-12.20%
Hershey Co. (The)	17,306	3,945,076
Lamb Weston Holdings, Inc.	56,815	4,525,883
Simply Good Foods Co. (The)(b)(c)	101,216	3,301,666
TreeHouse Foods, Inc.(b)(c)	75,612	3,283,073
		15,055,698
Personal Products-5.16%
Beauty Health Co. (The)(b)(c)	242,087	3,224,599
elf Beauty, Inc.(b)	93,526	3,135,927
		6,360,526
Soft Drinks-14.57%
Celsius Holdings, Inc.(b)(c)	54,110	4,813,626
	Shares	Value
Soft Drinks-(continued)
Coca-Cola Consolidated, Inc.	6,695	$3,434,535
Keurig Dr Pepper, Inc.	130,557	5,057,778
PepsiCo, Inc.	26,724	4,675,631
		17,981,570
Specialized Consumer Services-8.59%
H&R Block, Inc.	130,840	5,228,366
Service Corp. International	72,063	5,365,811
		10,594,177
Tobacco-10.06%
Altria Group, Inc.	80,853	3,546,213
Philip Morris International, Inc.	38,473	3,737,652
Universal Corp.(c)	43,184	2,414,417
Vector Group Ltd.	244,085	2,719,107
		12,417,389
Total Common Stocks & Other Equity Interests (Cost $119,492,743)		123,382,436
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $156,091)	156,091	156,091
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $119,648,834)		123,538,527
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-17.41%
Invesco Private Government Fund, 1.77%(d)(e)(f)	6,014,518	6,014,518
Invesco Private Prime Fund, 1.89%(d)(e)(f)	15,465,904	15,465,904
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,480,245)		21,480,422
TOTAL INVESTMENTS IN SECURITIES-117.53% (Cost $141,129,079)		145,018,949
OTHER ASSETS LESS LIABILITIES-(17.53)%		(21,627,654)
NET ASSETS-100.00%		$123,391,295
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Staples Momentum ETF (PSL)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,532	$1,004,466	$(872,907)	$-	$-	$156,091	$573
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,383,930	16,049,979	(15,419,391)	-	-	6,014,518	16,077*
Invesco Private Prime Fund	12,091,655	35,525,582	(32,151,797)	(1,306)	1,770	15,465,904	45,708*
Total	$17,500,117	$52,580,027	$(48,444,095)	$(1,306)	$1,770	$21,636,513	$62,358

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Coal & Consumable Fuels-6.64%
Arch Resources, Inc.	50,687	$6,545,719
CONSOL Energy, Inc.(b)(c)	131,119	8,040,217
		14,585,936
Integrated Oil & Gas-3.42%
Occidental Petroleum Corp.	114,432	7,523,904
Oil & Gas Drilling-5.99%
Nabors Industries Ltd.(b)	26,371	3,757,604
Patterson-UTI Energy, Inc.	336,719	5,572,699
Valaris Ltd.(b)(c)	76,364	3,831,946
		13,162,249
Oil & Gas Equipment & Services-6.14%
Halliburton Co.	192,491	5,639,986
NexTier Oilfield Solutions, Inc.(b)(c)	435,733	4,344,258
Tidewater, Inc.(b)(c)	159,914	3,522,906
		13,507,150
Oil & Gas Exploration & Production-67.26%
Antero Resources Corp.(b)	311,923	12,364,628
APA Corp.	212,837	7,911,151
Chesapeake Energy Corp.(c)	56,296	5,301,394
Chord Energy Corp.	32,937	4,223,841
Civitas Resources, Inc.(c)	78,328	4,618,219
Comstock Resources, Inc.(b)(c)	389,169	6,199,461
ConocoPhillips	77,022	7,504,254
Devon Energy Corp.	123,360	7,753,176
Earthstone Energy, Inc., Class A(b)(c)	366,336	5,198,308
EOG Resources, Inc.	54,728	6,086,848
Laredo Petroleum, Inc.(b)(c)	62,237	5,518,555
Marathon Oil Corp.	307,529	7,626,719
Matador Resources Co.	224,777	12,987,615
Northern Oil and Gas, Inc.(c)	179,195	5,166,192
PDC Energy, Inc.	119,309	7,837,408
Pioneer Natural Resources Co.	22,813	5,405,540
Ranger Oil Corp., Class A(c)	94,985	3,615,129
SandRidge Energy, Inc.(b)(c)	205,455	3,848,172
SM Energy Co.(c)	285,954	11,804,181
Southwestern Energy Co.(b)	731,709	5,165,866
Texas Pacific Land Corp.(c)	4,628	8,487,058
VAALCO Energy, Inc.(c)	545,104	3,232,467
		147,856,182
	Shares	Value
Oil & Gas Refining & Marketing-7.75%
CVR Energy, Inc.(c)	117,952	$3,956,110
Marathon Petroleum Corp.	65,425	5,996,855
PBF Energy, Inc., Class A(b)	212,105	7,073,702
		17,026,667
Steel-2.81%
Alpha Metallurgical Resources, Inc.	45,133	6,172,389
Total Common Stocks & Other Equity Interests (Cost $184,160,819)		219,834,477
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $322,954)	322,954	322,954
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $184,483,773)		220,157,431
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.07%
Invesco Private Government Fund, 1.77%(d)(e)(f)	11,836,189	11,836,189
Invesco Private Prime Fund, 1.89%(d)(e)(f)	30,095,266	30,095,266
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $41,932,177)		41,931,455
TOTAL INVESTMENTS IN SECURITIES-119.23% (Cost $226,415,950)		262,088,886
OTHER ASSETS LESS LIABILITIES-(19.23)%		(42,267,247)
NET ASSETS-100.00%		$219,821,639
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$249,928	$5,365,907	$(5,292,881)	$-	$-	$322,954	$1,247
See accompanying notes which are an integral part of this schedule.

Invesco DWA Energy Momentum ETF (PXI)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,426,783	$42,698,086	$(44,288,680)	$-	$-	$11,836,189	$29,131*
Invesco Private Prime Fund	31,312,864	76,033,291	(77,250,772)	(1,127)	1,010	30,095,266	85,147*
Total	$44,989,575	$124,097,284	$(126,832,333)	$(1,127)	$1,010	$42,254,409	$115,525

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Asset Management & Custody Banks-3.91%
Ameriprise Financial, Inc.	9,564	$2,581,515
Consumer Finance-3.72%
American Express Co.	10,239	1,577,011
SLM Corp.	56,692	884,395
		2,461,406
Data Processing & Outsourced Services-9.95%
International Money Express, Inc.(b)	35,310	848,853
Mastercard, Inc., Class A	9,470	3,350,391
Visa, Inc., Class A	11,202	2,376,056
		6,575,300
Hotel & Resort REITs-3.58%
Apple Hospitality REIT, Inc.	60,099	1,002,451
Ryman Hospitality Properties, Inc.(b)	15,372	1,361,037
		2,363,488
Industrial REITs-2.40%
First Industrial Realty Trust, Inc.	30,574	1,588,319
Insurance Brokers-11.21%
Aon PLC, Class A	6,055	1,762,247
Arthur J. Gallagher & Co.	11,359	2,033,148
Brown & Brown, Inc.	27,711	1,803,986
Marsh & McLennan Cos., Inc.	11,024	1,807,495
		7,406,876
Investment Banking & Brokerage-8.30%
LPL Financial Holdings, Inc.	12,870	2,701,670
Piper Sandler Cos.	8,385	1,058,187
Raymond James Financial, Inc.	17,504	1,723,619
		5,483,476
Life & Health Insurance-4.28%
Globe Life, Inc.	15,190	1,530,089
Unum Group	40,314	1,297,707
		2,827,796
Mortgage REITs-7.04%
Ares Commercial Real Estate Corp.	61,802	846,687
Ladder Capital Corp.	70,963	843,041
Ready Capital Corp.(c)	64,030	890,657
Rithm Capital Corp.	99,400	1,084,454
Starwood Property Trust, Inc.	41,899	989,654
		4,654,493
Multi-line Insurance-1.82%
American International Group, Inc.	23,270	1,204,688
Property & Casualty Insurance-9.85%
American Financial Group, Inc.	9,024	1,206,328
Assured Guaranty Ltd.	18,113	1,057,618
Kinsale Capital Group, Inc.(c)	7,952	1,934,006
RLI Corp.	8,093	890,068
W.R. Berkley Corp.	22,782	1,424,559
		6,512,579
	Shares	Value
Regional Banks-16.74%
BancFirst Corp.(c)	7,883	$846,555
Fifth Third Bancorp	37,166	1,268,104
First Bancorp	88,948	1,342,225
Hancock Whitney Corp.	20,299	990,794
Lakeland Financial Corp.	11,491	894,000
OFG Bancorp	30,580	840,033
Popular, Inc.	12,133	942,370
ServisFirst Bancshares, Inc.	22,501	1,922,711
Synovus Financial Corp.	24,936	1,006,916
Wintrust Financial Corp.	11,732	1,009,421
		11,063,129
Residential REITs-9.06%
Equity LifeStyle Properties, Inc.	39,167	2,879,558
Independence Realty Trust, Inc.(c)	75,197	1,669,373
Mid-America Apartment Communities, Inc.	7,742	1,437,922
		5,986,853
Retail REITs-1.56%
SITE Centers Corp.	70,403	1,028,588
Specialized Finance-1.11%
A-Mark Precious Metals, Inc.(c)	24,230	734,169
Specialized REITs-5.41%
CubeSmart	58,857	2,699,771
Uniti Group, Inc.(c)	87,567	873,043
		3,572,814
Total Common Stocks & Other Equity Interests (Cost $64,556,526)		66,045,489
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $181,123)	181,123	181,123
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.21% (Cost $64,737,649)		66,226,612
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.34%
Invesco Private Government Fund, 1.77%(d)(e)(f)	987,564	987,564
Invesco Private Prime Fund, 1.89%(d)(e)(f)	2,539,452	2,539,452
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,527,012)		3,527,016
TOTAL INVESTMENTS IN SECURITIES-105.55% (Cost $68,264,661)		69,753,628
OTHER ASSETS LESS LIABILITIES-(5.55)%		(3,670,743)
NET ASSETS-100.00%		$66,082,885
See accompanying notes which are an integral part of this schedule.

Invesco DWA Financial Momentum ETF (PFI)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,176	$815,688	$(830,741)	$-	$-	$181,123	$469
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	949,782	4,451,207	(4,413,425)	-	-	987,564	2,358*
Invesco Private Prime Fund	2,214,095	11,408,768	(11,083,383)	4	(32)	2,539,452	6,668*
Total	$3,360,053	$16,675,663	$(16,327,549)	$4	$(32)	$3,708,139	$9,495

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-40.48%
AbbVie, Inc.	49,699	$7,132,303
Alkermes PLC(b)	200,997	5,145,523
Allogene Therapeutics, Inc.(b)(c)	502,016	6,516,168
Apellis Pharmaceuticals, Inc.(b)(c)	124,239	6,992,171
Arcutis Biotherapeutics, Inc.(b)(c)	194,649	4,722,185
Catalyst Pharmaceuticals, Inc.(b)(c)	677,086	6,933,361
Chinook Therapeutics, Inc.(b)(c)	234,864	4,347,333
Cogent Biosciences, Inc.(b)(c)	739,561	8,201,732
CTI BioPharma Corp.(b)(c)	960,434	6,281,238
Cytokinetics, Inc.(b)(c)	157,100	6,650,043
Deciphera Pharmaceuticals, Inc.(b)(c)	480,109	6,092,583
EQRx, Inc.(b)(c)	868,703	4,734,431
Halozyme Therapeutics, Inc.(b)(c)	142,570	6,971,673
Regeneron Pharmaceuticals, Inc.(b)	13,118	7,630,609
Sana Biotechnology, Inc.(b)(c)	714,264	4,771,284
United Therapeutics Corp.(b)	34,354	7,938,179
		101,060,816
Health Care Equipment-6.15%
STERIS PLC	37,844	8,539,498
TransMedics Group, Inc.(b)(c)	169,136	6,829,712
		15,369,210
Health Care Facilities-8.04%
Acadia Healthcare Co., Inc.(b)(c)	123,022	10,199,754
Ensign Group, Inc. (The)	123,949	9,877,496
		20,077,250
Health Care Services-3.15%
Option Care Health, Inc.(b)(c)	234,164	7,867,910
Health Care Supplies-4.73%
Lantheus Holdings, Inc.(b)	153,829	11,801,761
Health Care Technology-5.51%
Evolent Health, Inc., Class A(b)(c)	288,049	9,790,786
Multiplan Corp.(b)(c)	782,382	3,958,853
		13,749,639
Managed Health Care-15.44%
Centene Corp.(b)	93,526	8,695,112
Elevance Health, Inc.	17,070	8,144,097
Molina Healthcare, Inc.(b)	32,238	10,565,037
UnitedHealth Group, Inc.	20,570	11,155,934
		38,560,180
	Shares	Value
Personal Products-3.14%
Veru, Inc.(b)(c)	648,336	$7,844,866
Pharmaceuticals-13.36%
Corcept Therapeutics, Inc.(b)	234,318	6,715,554
Eli Lilly and Co.	27,651	9,116,258
Harmony Biosciences Holdings, Inc.(b)(c)	129,180	6,553,301
Intra-Cellular Therapies, Inc.(b)(c)	114,518	6,197,714
Organon & Co.	150,380	4,770,054
		33,352,881
Total Common Stocks & Other Equity Interests (Cost $228,297,191)		249,684,513
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $356,276)	356,276	356,276
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.14% (Cost $228,653,467)		250,040,789
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-24.50%
Invesco Private Government Fund, 1.77%(d)(e)(f)	17,162,495	17,162,495
Invesco Private Prime Fund, 1.89%(d)(e)(f)	43,998,749	43,998,749
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $61,161,718)		61,161,244
TOTAL INVESTMENTS IN SECURITIES-124.64% (Cost $289,815,185)		311,202,033
OTHER ASSETS LESS LIABILITIES-(24.64)%		(61,527,133)
NET ASSETS-100.00%		$249,674,900
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$481,376	$4,725,925	$(4,851,025)	$-	$-	$356,276	$1,214
See accompanying notes which are an integral part of this schedule.

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,055,110	$42,941,539	$(38,834,154)	$-	$-	$17,162,495	$37,338*
Invesco Private Prime Fund	30,443,565	85,711,168	(72,154,598)	(900)	(486)	43,998,749	106,085*
Total	$43,980,051	$133,378,632	$(115,839,777)	$(900)	$(486)	$61,517,520	$144,637

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.10%
Aerospace & Defense-5.65%
AAR Corp.(b)(c)	34,799	$1,549,599
Howmet Aerospace, Inc.	78,699	2,922,094
Raytheon Technologies Corp.	25,605	2,386,642
		6,858,335
Agricultural & Farm Machinery-1.04%
Titan International, Inc.(b)	75,232	1,260,888
Building Products-5.02%
Carlisle Cos., Inc.	13,677	4,049,760
UFP Industries, Inc.(c)	22,106	2,038,394
		6,088,154
Communications Equipment-1.79%
Clearfield, Inc.(b)(c)	22,098	2,177,758
Construction & Engineering-10.11%
Fluor Corp.(b)(c)	57,333	1,456,832
MYR Group, Inc.(b)(c)	14,520	1,382,740
NV5 Global, Inc.(b)(c)	9,109	1,235,180
Quanta Services, Inc.	32,144	4,459,337
WillScot Mobile Mini Holdings Corp.(b)	96,828	3,738,529
		12,272,618
Construction Machinery & Heavy Trucks-1.97%
Caterpillar, Inc.	12,042	2,387,327
Data Processing & Outsourced Services-5.31%
Automatic Data Processing, Inc.	15,510	3,739,771
Paychex, Inc.	21,059	2,701,449
		6,441,220
Diversified Support Services-4.92%
Cintas Corp.	14,037	5,972,603
Electrical Components & Equipment-9.16%
AMETEK, Inc.	53,529	6,610,832
Encore Wire Corp.(c)	13,990	1,937,195
Hubbell, Inc.	11,693	2,561,001
		11,109,028
Electronic Equipment & Instruments-2.84%
Teledyne Technologies, Inc.(b)	8,804	3,445,886
Environmental & Facilities Services-7.56%
Republic Services, Inc.	21,901	3,036,793
Rollins, Inc.	76,931	2,967,229
Waste Management, Inc.	19,247	3,167,286
		9,171,308
Human Resource & Employment Services-2.52%
Insperity, Inc.	16,673	1,829,695
Kforce, Inc.	18,649	1,228,037
		3,057,732
Industrial Machinery-0.96%
Energy Recovery, Inc.(b)(c)	52,579	1,168,831
Marine-2.79%
Eagle Bulk Shipping, Inc.(c)	38,584	2,042,251
Genco Shipping & Trading Ltd.	69,358	1,337,222
		3,379,473
Oil & Gas Storage & Transportation-0.91%
Dorian LPG Ltd.	68,578	1,105,477
	Shares	Value
Paper Packaging-2.25%
Graphic Packaging Holding Co.	122,928	$2,735,148
Railroads-7.31%
CSX Corp.	88,646	2,865,925
Union Pacific Corp.	26,396	5,999,811
		8,865,736
Research & Consulting Services-6.43%
Booz Allen Hamilton Holding Corp.	30,407	2,918,464
CBIZ, Inc.(b)(c)	29,217	1,332,879
KBR, Inc.	66,672	3,548,951
		7,800,294
Specialized REITs-2.04%
Iron Mountain, Inc.(c)	51,043	2,475,075
Trading Companies & Distributors-17.49%
Boise Cascade Co.(c)	27,867	1,970,476
Fastenal Co.	48,026	2,466,615
Hudson Technologies, Inc.(b)	145,966	1,300,557
NOW, Inc.(b)	100,144	1,107,593
Rush Enterprises, Inc., Class A	22,686	1,093,238
Triton International Ltd. (Bermuda)(c)	43,754	2,803,756
Univar Solutions, Inc.(b)	58,732	1,588,113
W.W. Grainger, Inc.	11,726	6,373,433
WESCO International, Inc.(b)	19,725	2,521,644
		21,225,425
Trucking-2.03%
ArcBest Corp.	27,747	2,458,384
Total Common Stocks & Other Equity Interests (Cost $116,370,121)		121,456,700
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $84,285)	84,285	84,285
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $116,454,406)		121,540,985
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.26%
Invesco Private Government Fund, 1.77%(d)(e)(f)	4,506,218	4,506,218
Invesco Private Prime Fund, 1.89%(d)(e)(f)	11,587,418	11,587,418
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,093,726)		16,093,636
TOTAL INVESTMENTS IN SECURITIES-113.43% (Cost $132,548,132)		137,634,621
OTHER ASSETS LESS LIABILITIES-(13.43)%		(16,292,878)
NET ASSETS-100.00%		$121,341,743
See accompanying notes which are an integral part of this schedule.

Invesco DWA Industrials Momentum ETF (PRN)—(continued)
July 31, 2022
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$253,005	$1,955,056	$(2,123,776)	$-	$-	$84,285	$582
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,482,930	10,309,253	(8,285,965)	-	-	4,506,218	9,181*
Invesco Private Prime Fund	5,791,524	22,144,439	(16,348,485)	(90)	30	11,587,418	25,994*
Total	$8,527,459	$34,408,748	$(26,758,226)	$(90)	$30	$16,177,921	$35,757

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Application Software-10.76%
Box, Inc., Class A(b)	183,935	$5,231,111
Cadence Design Systems, Inc.(b)	53,130	9,886,431
Synopsys, Inc.(b)	21,098	7,753,515
		22,871,057
Communications Equipment-2.21%
NetScout Systems, Inc.(b)(c)	132,060	4,698,695
Data Processing & Outsourced Services-2.73%
ExlService Holdings, Inc.(b)	34,422	5,795,632
Education Services-1.94%
Duolingo, Inc.(b)	44,944	4,123,612
Electrical Components & Equipment-7.47%
Array Technologies, Inc.(b)(c)	483,576	8,148,256
Shoals Technologies Group, Inc., Class A(b)(c)	327,865	7,747,450
		15,895,706
Electronic Components-4.87%
Belden, Inc.(c)	77,718	5,029,909
II-VI Incorporated(b)(c)	101,202	5,327,273
		10,357,182
Interactive Media & Services-3.63%
Bumble, Inc., Class A(b)(c)	203,409	7,713,269
Internet Services & Infrastructure-1.62%
Cyxtera Technologies, Inc.(b)(c)	283,365	3,454,220
IT Consulting & Other Services-2.68%
DXC Technology Co.(b)	180,052	5,689,643
Semiconductor Equipment-8.03%
Enphase Energy, Inc.(b)	30,252	8,597,013
FormFactor, Inc.(b)	105,294	3,744,255
Photronics, Inc.(b)	199,219	4,743,405
		17,084,673
Semiconductors-22.26%
Advanced Micro Devices, Inc.(b)	85,479	8,075,201
Broadcom, Inc.	11,367	6,086,801
Impinj, Inc.(b)(c)	94,671	8,048,929
Monolithic Power Systems, Inc.	22,891	10,637,906
NXP Semiconductors N.V. (China)	33,232	6,110,700
ON Semiconductor Corp.(b)	125,467	8,378,686
		47,338,223
Systems Software-5.77%
A10 Networks, Inc.(c)	346,035	5,159,382
Microsoft Corp.	25,299	7,102,441
		12,261,823
	Shares	Value
Technology Distributors-7.44%
CDW Corp.	38,633	$7,013,048
ePlus, Inc.(b)(c)	73,000	4,056,610
Insight Enterprises, Inc.(b)(c)	50,841	4,749,058
		15,818,716
Technology Hardware, Storage & Peripherals-16.35%
Apple, Inc.	82,271	13,369,860
Avid Technology, Inc.(b)(c)	179,541	5,037,921
HP, Inc.	168,434	5,624,011
Super Micro Computer, Inc.(b)	101,010	5,455,550
Western Digital Corp.(b)	107,663	5,286,253
		34,773,595
Wireless Telecommunication Services-2.28%
Gogo, Inc.(b)(c)	278,970	4,842,919
Total Common Stocks & Other Equity Interests (Cost $194,130,906)		212,718,965
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $288,740)	288,740	288,740
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.17% (Cost $194,419,646)		213,007,705
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.87%
Invesco Private Government Fund, 1.77%(d)(e)(f)	11,255,380	11,255,380
Invesco Private Prime Fund, 1.89%(d)(e)(f)	28,865,519	28,865,519
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $40,120,528)		40,120,899
TOTAL INVESTMENTS IN SECURITIES-119.04% (Cost $234,540,174)		253,128,604
OTHER ASSETS LESS LIABILITIES-(19.04)%		(40,489,297)
NET ASSETS-100.00%		$212,639,307
See accompanying notes which are an integral part of this schedule.

Invesco DWA Technology Momentum ETF (PTF)—(continued)
July 31, 2022
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$357,742	$524,148	$(593,150)	$-	$-	$288,740	$662
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,721,813	31,718,170	(30,184,603)	-	-	11,255,380	25,274*
Invesco Private Prime Fund	22,682,210	74,512,192	(68,330,276)	282	1,111	28,865,519	72,139*
Total	$32,761,765	$106,754,510	$(99,108,029)	$282	$1,111	$40,409,639	$98,075

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Construction & Engineering-1.90%
MDU Resources Group, Inc.	55,781	$1,593,663
Electric Utilities-40.87%
Alliant Energy Corp.	45,978	2,801,440
American Electric Power Co., Inc.	18,874	1,860,221
Constellation Energy Corp.	36,061	2,383,632
Duke Energy Corp.	23,788	2,615,015
Evergy, Inc.	40,523	2,766,100
Eversource Energy	23,418	2,065,936
Exelon Corp.	51,096	2,375,453
FirstEnergy Corp.	46,052	1,892,737
IDACORP, Inc.	15,746	1,759,143
MGE Energy, Inc.(b)	19,715	1,604,407
NextEra Energy, Inc.	36,505	3,084,307
NRG Energy, Inc.	70,059	2,644,727
Otter Tail Corp.(b)	22,006	1,546,362
Pinnacle West Capital Corp.	21,827	1,603,630
Xcel Energy, Inc.	44,790	3,277,732
		34,280,842
Gas Utilities-14.33%
Atmos Energy Corp.(b)	21,719	2,636,470
Chesapeake Utilities Corp.	12,064	1,654,336
National Fuel Gas Co.	26,839	1,941,533
New Jersey Resources Corp.(b)	34,986	1,616,003
ONE Gas, Inc.	21,244	1,804,465
UGI Corp.	54,873	2,368,319
		12,021,126
Independent Power Producers & Energy Traders-4.61%
AES Corp. (The)	88,392	1,964,070
Vistra Corp.	73,590	1,902,302
		3,866,372
Multi-Utilities-23.29%
Ameren Corp.	20,800	1,936,896
CenterPoint Energy, Inc.	64,885	2,056,206
CMS Energy Corp.	33,730	2,318,263
DTE Energy Co.	21,631	2,818,519
NiSource, Inc.	98,763	3,002,395
NorthWestern Corp.	26,931	1,493,324
Sempra Energy	19,177	3,179,547
WEC Energy Group, Inc.	26,290	2,729,165
		19,534,315
	Shares	Value
Oil & Gas Exploration & Production-3.69%
EQT Corp.	70,237	$3,092,535
Oil & Gas Storage & Transportation-3.61%
ONEOK, Inc.	50,738	3,031,088
Water Utilities-7.51%
American Water Works Co., Inc.	17,467	2,715,070
Essential Utilities, Inc.	36,589	1,900,433
Middlesex Water Co.	17,679	1,681,450
		6,296,953
Total Common Stocks & Other Equity Interests (Cost $79,184,715)		83,716,894
Money Market Funds-0.24%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(c)(d) (Cost $198,698)	198,698	198,698
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $79,383,413)		83,915,592
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.59%
Invesco Private Government Fund, 1.77%(c)(d)(e)	111,517	111,517
Invesco Private Prime Fund, 1.89%(c)(d)(e)	384,375	384,375
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $495,867)		495,892
TOTAL INVESTMENTS IN SECURITIES-100.64% (Cost $79,879,280)		84,411,484
OTHER ASSETS LESS LIABILITIES-(0.64)%		(540,941)
NET ASSETS-100.00%		$83,870,543
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2022.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$141,321	$623,920	$(566,543)	$-	$-	$198,698	$455
See accompanying notes which are an integral part of this schedule.

Invesco DWA Utilities Momentum ETF (PUI)—(continued)
July 31, 2022
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$935,498	$5,773,352	$(6,597,333)	$-	$-	$111,517	$4,041*
Invesco Private Prime Fund	2,182,493	13,136,463	(14,934,225)	25	(381)	384,375	12,010*
Total	$3,259,312	$19,533,735	$(22,098,101)	$25	$(381)	$694,590	$16,506

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
July 31, 2022
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.03%
Advertising-0.08%
Criteo S.A., ADR (France)(b)	16,216	$411,886
Application Software-13.47%
Adobe, Inc.(b)	50,039	20,521,995
Alarm.com Holdings, Inc.(b)(c)	13,343	944,284
Box, Inc., Class A(b)	38,796	1,103,358
Coupa Software, Inc.(b)(c)	20,121	1,316,316
DocuSign, Inc.(b)	53,262	3,407,703
Dropbox, Inc., Class A(b)	78,064	1,775,175
eGain Corp.(b)(c)	8,483	75,159
Envestnet, Inc.(b)(c)	14,707	856,977
LivePerson, Inc.(b)(c)	19,839	270,604
New Relic, Inc.(b)(c)	17,832	1,081,867
Open Text Corp. (Canada)	72,074	2,947,827
Paylocity Holding Corp.(b)	14,690	3,025,112
PROS Holdings, Inc.(b)(c)	12,043	293,488
salesforce.com, inc.(b)	130,104	23,941,738
SPS Commerce, Inc.(b)(c)	9,621	1,152,211
Zoom Video Communications, Inc., Class A(b)(c)	66,859	6,943,976
		69,657,790
Automotive Retail-0.16%
Carvana Co.(b)(c)	28,178	821,389
Casinos & Gaming-0.30%
DraftKings, Inc., Class A(b)(c)	111,351	1,528,849
Data Processing & Outsourced Services-4.32%
Dlocal Ltd. (Uruguay)(b)(c)	42,887	1,191,401
PayPal Holdings, Inc.(b)	244,511	21,157,537
		22,348,938
Education Services-0.18%
2U, Inc.(b)(c)	20,535	201,037
Chegg, Inc.(b)	33,543	714,466
		915,503
Financial Exchanges & Data-0.56%
Coinbase Global, Inc., Class A(b)(c)	46,285	2,914,104
Health Care Technology-0.33%
GoodRx Holdings, Inc., Class A(b)(c)	22,040	137,309
Teladoc Health, Inc.(b)(c)	42,944	1,582,487
		1,719,796
Hotels, Resorts & Cruise Lines-7.26%
Airbnb, Inc., Class A(b)	101,616	11,277,344
Booking Holdings, Inc.(b)	9,293	17,988,367
Expedia Group, Inc.(b)	40,389	4,283,253
MakeMyTrip Ltd. (India)(b)(c)	17,335	554,720
Trip.com Group Ltd., ADR (China)(b)	133,220	3,434,412
		37,538,096
Interactive Home Entertainment-2.51%
Bilibili, Inc., ADR (China)(b)(c)	41,385	1,011,449
NetEase, Inc., ADR (China)(c)	48,397	4,499,953
Sea Ltd., ADR (Singapore)(b)(c)	98,156	7,491,266
		13,002,668
Interactive Media & Services-19.58%
Alphabet, Inc., Class C(b)	365,682	42,653,148
Autohome, Inc., ADR (China)(c)	17,829	636,317
Baidu, Inc., ADR (China)(b)	57,429	7,843,079
Cars.com, Inc.(b)(c)	18,515	217,736
Eventbrite, Inc., Class A(b)(c)	21,306	199,424
	Shares	Value
Interactive Media & Services-(continued)
Hello Group, Inc., ADR (China)	44,346	$198,670
JOYY, Inc., ADR (China)	15,304	396,221
Meta Platforms, Inc., Class A(b)	215,308	34,255,503
Shutterstock, Inc.(c)	9,660	545,790
Snap, Inc., Class A(b)(c)	366,660	3,622,601
TripAdvisor, Inc.(b)	33,786	642,272
Twitter, Inc.(b)	202,934	8,444,084
Yelp, Inc.(b)(c)	18,878	578,799
Ziff Davis, Inc.(b)(c)	12,601	1,031,896
		101,265,540
Internet & Direct Marketing Retail-18.87%
1-800-Flowers.com, Inc., Class A(b)(c)	9,938	99,082
Alibaba Group Holding Ltd., ADR (China)(b)(c)	217,064	19,399,010
Amazon.com, Inc.(b)	346,892	46,813,075
Chewy, Inc., Class A(b)(c)	29,152	1,131,389
eBay, Inc.	148,646	7,228,655
Global-e Online Ltd. (Israel)(b)(c)	41,686	948,773
JD.com, Inc., ADR (China)(c)	134,651	8,011,734
Lands’ End, Inc.(b)(c)	8,898	113,450
MercadoLibre, Inc. (Brazil)(b)	13,389	10,894,763
Overstock.com, Inc.(b)(c)	11,381	330,049
PetMed Express, Inc.(c)	5,594	122,061
Stitch Fix, Inc., Class A(b)(c)	22,107	131,979
Vipshop Holdings Ltd., ADR (China)(b)(c)	138,756	1,271,005
Wayfair, Inc., Class A(b)(c)	21,194	1,142,569
		97,637,594
Internet Services & Infrastructure-5.54%
Akamai Technologies, Inc.(b)	42,714	4,109,941
Brightcove, Inc.(b)	11,072	65,879
Fastly, Inc., Class A(b)(c)	32,209	366,216
GoDaddy, Inc., Class A(b)(c)	43,099	3,197,084
Okta, Inc.(b)(c)	40,163	3,954,047
Shopify, Inc., Class A (Canada)(b)	302,841	10,547,952
VeriSign, Inc.(b)	29,187	5,521,013
Wix.com Ltd. (Israel)(b)	15,308	908,224
		28,670,356
Movies & Entertainment-13.86%
Netflix, Inc.(b)	105,547	23,737,520
Roku, Inc., Class A(b)(c)	31,931	2,092,119
Spotify Technology S.A.(b)	51,333	5,801,656
Walt Disney Co. (The)(b)	377,510	40,053,811
		71,685,106
Real Estate Services-0.37%
Redfin Corp.(b)	28,559	248,463
Zillow Group, Inc., Class C(b)(c)	47,957	1,672,740
		1,921,203
Research & Consulting Services-1.48%
CoStar Group, Inc.(b)	105,213	7,637,412
Systems Software-8.55%
Gitlab, Inc., Class A(b)	20,683	1,187,204
Microsoft Corp.	153,375	43,058,498
		44,245,702
Trucking-2.61%
Lyft, Inc., Class A(b)(c)	90,426	1,253,304
Uber Technologies, Inc.(b)(c)	522,156	12,244,558
		13,497,862
Total Common Stocks & Other Equity Interests (Cost $640,210,548)		517,419,794
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
July 31, 2022
(Unaudited)
	Shares	Value
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 1.71%(d)(e) (Cost $96,493)	96,493	$96,493
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $640,307,041)		517,516,287
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.45%
Invesco Private Government Fund, 1.77%(d)(e)(f)	19,487,574	19,487,574
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 1.89%(d)(e)(f)	50,110,904	$50,110,904
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $69,598,478)		69,598,478
TOTAL INVESTMENTS IN SECURITIES-113.50% (Cost $709,905,519)		587,114,765
OTHER ASSETS LESS LIABILITIES-(13.50)%		(69,837,727)
NET ASSETS-100.00%		$517,277,038

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2022.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2022.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$376,768	$565,220	$(845,495)	$-	$-	$96,493	$313
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,297,896	71,880,182	(66,690,504)	-	-	19,487,574	40,063*
Invesco Private Prime Fund	33,326,145	156,408,799	(139,622,536)	(1,316)	(188)	50,110,904	115,634*
Total	$48,000,809	$228,854,201	$(207,158,535)	$(1,316)	$(188)	$69,694,971	$156,010

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$117,434,780	$-	$-	$117,434,780
Money Market Funds	176,541	22,930,561	-	23,107,102
Total Investments	$117,611,321	$22,930,561	$-	$140,541,882
Invesco DWA Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$27,420,801	$-	$-	$27,420,801
Money Market Funds	137,996	2,128,432	-	2,266,428
Total Investments	$27,558,797	$2,128,432	$-	$29,687,229
Invesco DWA Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$123,382,436	$-	$-	$123,382,436
Money Market Funds	156,091	21,480,422	-	21,636,513
Total Investments	$123,538,527	$21,480,422	$-	$145,018,949
Invesco DWA Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$219,834,477	$-	$-	$219,834,477
Money Market Funds	322,954	41,931,455	-	42,254,409
Total Investments	$220,157,431	$41,931,455	$-	$262,088,886
Invesco DWA Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$66,045,489	$-	$-	$66,045,489
Money Market Funds	181,123	3,527,016	-	3,708,139
Total Investments	$66,226,612	$3,527,016	$-	$69,753,628

	Level 1	Level 2	Level 3	Total
Invesco DWA Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$249,684,513	$-	$-	$249,684,513
Money Market Funds	356,276	61,161,244	-	61,517,520
Total Investments	$250,040,789	$61,161,244	$-	$311,202,033
Invesco DWA Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$121,456,700	$-	$-	$121,456,700
Money Market Funds	84,285	16,093,636	-	16,177,921
Total Investments	$121,540,985	$16,093,636	$-	$137,634,621
Invesco DWA Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$212,718,965	$-	$-	$212,718,965
Money Market Funds	288,740	40,120,899	-	40,409,639
Total Investments	$213,007,705	$40,120,899	$-	$253,128,604
Invesco DWA Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$83,716,894	$-	$-	$83,716,894
Money Market Funds	198,698	495,892	-	694,590
Total Investments	$83,915,592	$495,892	$-	$84,411,484
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$517,419,794	$-	$-	$517,419,794
Money Market Funds	96,493	69,598,478	-	69,694,971
Total Investments	$517,516,287	$69,598,478	$-	$587,114,765